Derivative liabilities - Allocation of Debt Hosts and Embedded Derivatives (Details) - Nautical Ventures Group Inc. - USD ($)	Aug. 31, 2025	Jun. 20, 2025
Debt Host
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	$ 5,048,506	$ 5,354,895
Debt Host | Initial Convertible Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	3,111,810	3,282,369
Debt Host | Subsequent Convertible Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	653,262	695,572
Debt Host | Real Estate Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	1,283,434	1,376,954
Derivative Liability
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	384,338	4,027,650
Derivative Liability | Initial Convertible Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	205,065	2,319,565
Derivative Liability | Subsequent Convertible Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	56,261	540,026
Derivative Liability | Real Estate Note
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities	$ 123,012	$ 1,168,059